Related Party Transactions (Details) - USD ($)		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2020	Jun. 01, 2020	Apr. 30, 2020	Apr. 24, 2020	Apr. 21, 2020	Mar. 23, 2020
Related Party Transaction [Line Items]
Shares to be issued in lieu of cash		1,800,000					375,000
Preferred Stock, Shares Issued		9,355,778	8,443,778	3,000		1,694,000
TSA expense		$ 230,000	$ 525,000
Related Party Transaction, Other Revenues from Transactions with Related Party		1,700,000
Due to Related Parties		247,000	207,000
Prepaid Expense		421,000	$ 23,000		$ 150,000				$ 150,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued	1,600,000
Preferred Stock, Par or Stated Value Per Share	$ 1.00
Debt [Member]
Related Party Transaction [Line Items]
TSA expense	$ 520,000
Accrued Liabilities [Member]
Related Party Transaction [Line Items]
TSA expense	632,000
Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
TSA expense	$ 448,000
Due from Related Parties, Current		$ 115,000
Related Party [Member]
Related Party Transaction [Line Items]
Prepaid Expense								$ 150,000
Share purchase agreement, shares								231,000